May 8, 1998


VIA EDGAR


Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

Re:    The Enterprise Group of Funds, Inc.
       Registration No. 2-28097

To Whom It May Concern:

On behalf of The Enterprise Group of Funds, Inc.
(the "Fund"), I, Catherine R. McClellan, Chief
Counsel and Secretary of the Fund, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, hereby certify that the Prospectus and Statement of Additional Information for the Fund do not differ from that contained in Post-Effective Amendment No. 49 (the "Amendment") to the Fund's Registration Statement on Form N-1A.
This Amendment was filed electronically on April
30, 1998.

Please call the undersigned at 800-432-4320 with any questions you may have.

Very truly yours,

/s/
Catherine R. McClellan